Risk management and financial instruments (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
		Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 01, 2015	Mar. 01, 2014
Derivative [Line Items]
Physical damage insurance coverage			$ 100,000,000
Physical Damage Insurance
Derivative [Line Items]
Physical damage deductible			$ 5,000,000
Loss of Hire Insurance
Derivative [Line Items]
Self insured retention period			60 days
Compensation period			290 days
Indemnity as a percentage of contract dayrate			75.00%
Protection and Indemnity Insurance
Derivative [Line Items]
Physical damage deductible			$ 500,000
West Vencedor | Protection and Indemnity Insurance
Derivative [Line Items]
Maximum claim per event for drilling rigs			250,000,000
West Aquarius | Protection and Indemnity Insurance
Derivative [Line Items]
Maximum claim per event for drilling rigs			400,000,000
West Capricorn | Protection and Indemnity Insurance
Derivative [Line Items]
Maximum claim per event for drilling rigs			750,000,000			$ 500,000,000
Interest Rate Swap
Derivative [Line Items]
Outstanding principal			$ 655,300,000	$ 690,100,000
Derivative, average fixed interest rate			1.23%
Net asset			$ 2,200,000	6,000,000
Derivative, loss on derivative			(10,200,000)	(41,600,000)
Derivative, Gain on Derivative					$ 49,900,000
Net liability			84,200,000	56,100,000
Interest Rate Swap | Swap 1
Derivative [Line Items]
Outstanding principal	[1],[2]		416,300,000
Interest Rate Swap | Swap 2
Derivative [Line Items]
Outstanding principal	[1]		100,000,000
Interest Rate Swap | Swap 3
Derivative [Line Items]
Outstanding principal	[1],[2]		70,400,000
Interest Rate Swap | Swap 4
Derivative [Line Items]
Outstanding principal	[1],[2]		68,600,000
Interest Rate Swap | Swap 5
Derivative [Line Items]
Outstanding principal	[2]		$ 2,851,900,000	2,881,700,000
Derivative, average fixed interest rate			2.49%
Derivative, loss on derivative			$ (72,700,000)	$ (83,300,000)	$ 0
Seadrill | Credit facility $300 | Revolving Credit Facility
Derivative [Line Items]
Maximum borrowing capacity		$ 300,000,000	$ 100,000,000				$ 100,000,000
Interest rate added to LIBOR		5.00%	5.00%
Line of credit facility, commitment fee percentage			40.00%

[1]	Related party interest rate swap agreements.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.